Annual Fund Operating Expenses - Institutional - Vanguard Total International Bond II Index Fund - Institutional Shares	Feb. 16, 2021
Operating Expenses:
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.07%	[1]

[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.